Document and Entity Information	Dec. 15, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 17, 2022
Entity File Number	0-23357
Entity Registrant Name	INOTIV, INC.
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1345024
Entity Address, Address Line One	2701 Kent Avenue
Entity Address, City or Town	West Lafayette
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47906-1382
City Area Code	765
Local Phone Number	463-4527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	NOTV
Entity Emerging Growth Company	false
Entity Central Index Key	0000720154
Amendment Flag	false